EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
Net periodic benefit cost recognized for the plans

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor))	(Predecessor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Components of net periodic benefit cost:
Service cost	$180	$59	$76	$180	$195	$61	$74	$149
Interest cost	4,513	1,484	1,962	4,640	870	306	435	1,122
Expected return on plan assets	(4,707)	(1,442)	(1,811)	(4,465)	—	—	—	—
Amortization of net (gain) loss	—	—	899	5	(78)	—	88	—
Amortization of prior service credit	—	—	—	—	—	—	(448)	(984)
Settlement	—	(15)	—	—	—	—	—	—

Net periodic benefit cost	$(14)	$86	$1,126	$360	$987	$367	$149	$287

Summary of changes in other comprehensive income:

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)

Net (gain) loss	$(12,537)	$(4,118)	$—	$(1,271)	$(3,161)	$—
Net prior service credit	—	—	—	(15,197)	—	(771)
Merger push-down accounting adjustment	—	—	(20,741)	—	—	3,804
Amortization of net gain (loss)	—	—	(899)	78	—	(88)
Amortization of prior service credit	—	—	—	—	—	448
Allocated tax expense	8,442	—	—	6,782	—	—
Settlement	—	15	—	—	—	—

Total recognized in other comprehensive income	$(4,095)	$(4,103)	$(21,640)	$(9,608)	$(3,161)	$3,393
Net periodic benefit cost	(14)	86	1,126	987	367	149

Total recognized in net periodic benefit cost and other comprehensive income	$(4,109)	$(4,017)	$(20,514)	$(8,621)	$(2,794)	$3,542

Schedule of plan's change in benefit obligations and plan assets and the accrued liability for benefit costs included in the Consolidated Balance Sheets

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Change in benefit obligation:
Benefit obligation at beginning of period	$109,718	$112,822	$96,672	$22,765	$25,816	$24,538
Service cost	180	59	76	195	61	74
Interest cost	4,513	1,484	1,962	870	306	435
Plan participant's contributions	—	—	—	562	196	227
Actuarial (gain) loss	(10,022)	(3,465)	15,161	(1,271)	(3,161)	1,828
Plan amendment	—	—	—	(15,197)	—	(771)
Benefits paid	(5,408)	(862)	(1,007)	(2,206)	(453)	(515)
Administrative expenses	(98)
Settlement	—	(320)	(42)	—	—	—

Benefit obligation at end of period	$98,883	$109,718	$112,822	$5,718	$22,765	$25,816

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Change in plan assets:
Fair value of plan assets at beginning of period	$68,219	$66,059	$64,236	$—	$—	$—
Actual return on plan assets gain	7,223	2,095	977	—	—	—
Employer contribution	3,722	1,247	1,895	1,644	257	288
Plan participants' contributions	—	—	—	562	196	227
Benefits paid	(5,408)	(862)	(1,007)	(2,206)	(453)	(515)
Administrative expense	(98)	—	—	—	—	—
Settlement	—	(320)	(42)	—	—	—

Fair value of plan assets at end of period	$73,658	$68,219	$66,059	$—	$—	$—

Net liability for benefit cost:
Funded status	$(25,225)	$(41,499)	$(46,763)	$(5,718)	$(22,765)	$(25,816)

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	$(154)	$(154)	$(40)	$(612)	$(885)	$(1,016)
Other long-term liabilities	(25,071)	(41,345)	(46,723)	(5,106)	(21,880)	(24,800)

Net liability recognized	$(25,225)	$(41,499)	$(46,763)	$(5,718)	$(22,765)	$(25,816)

Aggregate accumulated benefit obligation	$(98,883)	$(109,718)	$(112,822)	$(5,718)	$(22,765)	$(25,816)

Summary of pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets

	Pension Benefits
(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Aggregated accumulated benefit obligation	$(98,883)	$(109,718)
Aggregated projected benefit obligation	(98,883)	(109,718)
Aggregated fair value of plan assets	73,658	68,219

Schedule of components of amounts recognized in accumulated other comprehensive income

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Net actuarial (gain) loss	$(12,537)	$(4,118)	$—	$(1,271)	$(3,161)	$—
Prior service credit	—	—	—	(15,197)	—	—

Schedule of amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost

(In thousands)	Pension Benefits	Other Benefits
Net actuarial gain	$(1,031)	$(348)
Net prior service credit	—	(1,665)

Schedule of weighted-average assumptions used to determine benefit obligations

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.73%	4.17%	3.99%	4.00%	3.90%	3.65%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

Schedule of weighted-average assumptions used to determine net periodic benefit cost

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Discount rate	4.17%	3.99%	4.86%	5.86%	3.90%	3.65%	4.42%	5.51%
Weighted average expected long-term return on plan assets	7.27%	7.27%	7.27%	8.00%	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Schedule of benefits expected to be paid

(In thousands)	Pension Benefits	Other Benefits Net of Medicare Part D Adjustments	Medicare Part D Adjustments
2014	$2,664	$738	$19
2015	3,438	631	—
2016	3,057	630	—
2017	4,260	613	—
2018	4,178	548	—
Years 2019 - 2023	29,293	1,953	—

Schedule of target allocations for plan assets

Asset Category	Target Allocation
Fixed(1)	16%
Equity Securities—U.S.	25%
Equity Securities—International	15%
Collective trust fund	25%
Private Real Estate	14%
Commodities broad basket	5%

100%

(1)
Includes U.S. Treasury Securities and Bond market fund.

Schedule of fair value of the pension plan assets

   The fair value of the pension plan assets at December 31, 2013, by asset class are as follows:

		Fair Value Measurements at December 31, 2013 Using
(In thousands)	Total Carrying Value at December 31, 2013	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$265	$265	$—	$—
U.S. Treasury Securities	1,557	1,557	—	—
Equity securities:
U.S. companies	19,654	19,654	—	—
International companies	11,281	11,281	—	—
Bond market fund	9,655	9,655	—	—
Collective trust fund	17,958	—	17,958	—
Commodities broad basket fund	3,459	3,459	—	—
Private real estate	9,829	—	9,829	—

Total assets at fair value	$73,658	$45,871	$27,787	$—

        The fair value of the pension plan assets at December 31, 2012, by asset class are as follows:

		Fair Value Measurements at December 31, 2012 Using
(In thousands)	Total Carrying Value at December 31, 2012	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$19	$19	$—	$—
U.S. Treasury Securities	1,668	1,668	—	—
Equity securities:
U.S. companies	15,993	2,184	13,809	—
International companies	11,098	11,098	—	—
Public REITs	1,229	—	1,229
Bond market fund	6,222	6,222	—	—
Collective trust fund	17,551	—	17,551	—
Commodities broad basket fund	3,304	3,304	—	—
High yield bond fund	3,104	—	3,104	—
Private real estate	8,031	—	8,031	—

Total assets at fair value	$68,219	$24,495	$43,724	$—